Consolidated Statements of Cash Flows (Unaudited) - Diamir Biosciences Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025
Cash flows from operating activities:
Net loss	$ (283,700)	$ (176,275)
Reconciliation of net loss to net cash used in operating activities:
Depreciation expense	4,921	5,179
Stock compensation		14,577
Noncash lease expense	9,346	9,076
Operating lease liabilities	(12,824)	(8,989)
Amortization of note discount	15,459	8,936
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Accounts receivable	(100,613)	17,676
Prepaid expenses	38,686	(38,735)
Accounts payable and accrued expenses	365,238	94,611
Accrued interest	11,886	7,365
Deferred revenue	(43,982)
Income taxes payable	(176,002)	6,030
Net cash used in operating activities	(171,585)	(60,549)
Cash flows from investing activities:
Purchases of fixed assets	(6,938)
Net cash used in investing activities	(6,938)
Cash flows from financing activities:
Proceeds from notes payable to founder	150,000	100,000
Net cash provided by financing activities	150,000	100,000
Net (decrease) increase in cash	(28,523)	39,451
Cash and cash equivalents at beginning of the year	56,836	70,276	$ 70,276
Cash and cash equivalents at end of the period	28,313	109,727	$ 56,836
Non-cash investing and financing activities:
Discounts on note payable to founder	12,694	12,884
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes